Share-based compensation - Outstanding Stock Options (Details) - 12 months ended Dec. 31, 2024	€ / shares shares	$ / shares shares
EUR-denominated
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	19,336	19,336
Weighted average remaining contractual life of outstanding (years)	9 months 29 days	9 months 29 days
EUR-denominated | Price range one
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 70
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 80
Number of outstanding options, Range of exercise prices (in shares)	3,864	3,864
Weighted average remaining contractual life of outstanding (years)	9 months 14 days	9 months 14 days
EUR-denominated | Price range two
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 80
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 90
Number of outstanding options, Range of exercise prices (in shares)	7,761	7,761
Weighted average remaining contractual life of outstanding (years)	10 months 20 days	10 months 20 days
EUR-denominated | Price range three
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 90
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 100
Number of outstanding options, Range of exercise prices (in shares)	7,711	7,711
Weighted average remaining contractual life of outstanding (years)	9 months 14 days	9 months 14 days
EUR-denominated | Price range four
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 100
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 110
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual life of outstanding (years)	0 years	0 years
USD-denominated
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	13,734	13,734
Weighted average remaining contractual life of outstanding (years)	10 months 2 days	10 months 2 days
USD-denominated | Price range one
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 70
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 80
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual life of outstanding (years)	0 years	0 years
USD-denominated | Price range two
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 80
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 90
Number of outstanding options, Range of exercise prices (in shares)	2,843	2,843
Weighted average remaining contractual life of outstanding (years)	9 months 14 days	9 months 14 days
USD-denominated | Price range three
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 90
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 100
Number of outstanding options, Range of exercise prices (in shares)	6,382	6,382
Weighted average remaining contractual life of outstanding (years)	10 months 2 days	10 months 2 days
USD-denominated | Price range four
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 100
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 110
Number of outstanding options, Range of exercise prices (in shares)	4,509	4,509
Weighted average remaining contractual life of outstanding (years)	10 months 13 days	10 months 13 days